Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000243427 | 922908769 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000243427 | 464287804 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000243427 | 464287200 | iShares Core S&P 500 ETF USD Class, USD Class
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000243427 | 922908637 | Vanguard Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243427 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243427 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000243427 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000243428 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000243428 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243428 | 464287671 | iShares Core S&P U.S. Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000243428 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243428 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243428 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000243428 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000243429 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000243429 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000243429 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243429 | 464288620 | iShares Broad USD Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243429 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243429 | 92206C409 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243429 | 92206C813 | Vanguard Long-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243429 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243429 | 92206C870 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243429 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000243429 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000243430 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000243430 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000243430 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243430 | 025072349 | Avantis US Large Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243430 | 921910840 | Vanguard Mega Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243430 | 922908611 | Vanguard Small-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243430 | 922908512 | Vanguard Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243430 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000243430 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%